As filed with the U.S. Securities and Exchange Commission on July 8, 2019
Registration No. 333-230552
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 1	[ X]
(Check appropriate box or boxes)

RMB INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)
115 South LaSalle Street, 34th Floor
Chicago, Illinois 60603
(Address and Zip Code of Principal Executive Offices)
1-800-462-2392
Registrant’s Telephone Number, including Area Code
Walter Clark
115 South LaSalle Street, 34th Floor
Chicago, Illinois 60603
(Name and Address of Agent for Service)
With a copy to:

Joseph Mannon, Esq.
Vedder Price
222 North LaSalle Street
Chicago, Illinois 60601

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended (the “Securities Act”).

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 488.
No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:
Class I shares of RMB Small Cap Fund, RMB SMID Cap Fund and RMB Dividend Growth Fund

PART C.
OTHER INFORMATION

Item 15. Indemnification
Reference is made to Article IV of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 002-17226) on December 19, 2017), and Item 7 of the Distribution Agreement (filed herewith). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16. Exhibits

Exhibit No.	Exhibit
(1)	Amended and Restated Agreement and Declaration of Trust, dated December 6, 2017. (3)
(2)(a)	Amended and Restated By-Laws dated December 6, 2017. (3)
(3)	Not Applicable.
(4)
Agreement and Plan of Reorganization between RMB Investors Trust on behalf of its separate investment series listed on Schedule A, IronBridge Funds, Inc. on behalf of its separate investment series listed on Schedule A, and RMB Capital Management, LLC is incorporated by reference to Appendix A to the Combined Proxy Statement and Prospectus previously filed as Part A to the registration statement on Form N‑14(4)

(5)	Not Applicable.
(6)(a)	Investment Advisory Agreement dated September 29, 2016 between the Registrant and RMB Capital Management, LLC. (2)
(6)(b)	First Amendment dated December 14, 2017 to the Investment Advisory Agreement dated September 29, 2016 between the Registrant and RMB Capital Management, LLC. (3)
(6)(c)
Second Amendment to the Investment Advisory Agreement dated September 29, 2016 between the Registrant and RMB Capital Management, LLC, with respect to RMB Small Cap Fund, RMB SMID Cap Fund and RMB Dividend Growth Fund(5)

(7)(a)	Distribution Agreement dated May 31, 2017 between the Registrant and Foreside Fund Services, LLC. (3)
(7)(b)	First Amendment dated December 13, 2017 to Distribution Agreement dated May 31, 2017 between Registrant and Foreside Fund Services, LLC. (3)
(7)(c)	Second Amendment to Distribution Agreement dated May 31, 2017 between Registrant and Foreside Fund Services, LLC, with respect to RMB Small Cap Fund, RMB SMID Cap Fund and RMB Dividend Growth Fund(5)
(8)	Not Applicable.
(9)(a)	Custodian Agreement dated December 12, 2017 between the Registrant and U.S. Bank National Association. (3)
(9)(b)	First Amendment dated December 12, 2017 to Custodian Agreement dated December 12, 2017 between the Registrant and U.S. Bank National Association(5)
(9)(c)
Second Amendment dated March 7, 2019 to Custodian Agreement dated December 12, 2017 between the Registrant and U.S. Bank National Association with respect to RMB Small Cap Fund, RMB SMID Cap Fund and RMB Dividend Growth Fund(5)

(10)	Not Applicable.

Part C - 1

(11)	Opinion and Consent of Vedder Price P.C. regarding the validity of shares to be issued(5)
(12)	Opinion and Consent of Vedder Price P.C. regarding certain tax matters - filed herewith.
(13)(a)	Fund Administration Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC. (3)
(13)(b)	First Amendment dated December 11, 2017 to Fund Administration Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC. (3)
(13)(c)
Second Amendment dated March 7, 2019 to Fund Administration Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC, with respect to RMB Small Cap Fund, RMB SMID Cap Fund and RMB Dividend Growth Fund(5)

(13)(d)	Fund Accounting Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC. (3)
(13)(e)	First Amendment dated December 11, 2017 to Fund Accounting Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC(5)
(13)(f)
Second Amendment dated March 7, 2019 to Fund Accounting Servicing Agreement dated December 11, 2017 between the Registrant and U.S. Bancorp Fund Services, LLC, with respect to RMB Small Cap Fund, RMB SMID Cap Fund and RMB Dividend Growth Fund(5)

(13)(g)	Transfer Agency and Services Agreement dated June 1, 2015 between the Registrant and PFPC Inc. (now BNY Mellon Investment Servicing (US) Inc.). (1)
(13)(h)	Amendment No. 1 dated July 5, 2006 to the Transfer Agency and Services Agreement dated June 1, 2005 between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.)(2)
(13)(i)	Amendment No. 2 dated July 1, 2016 to the Transfer Agency and Services Agreement dated June 1, 2005 between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.). (2)
(13)(j)	Amendment No. 3 dated December 13, 2017 to the Transfer Agency and Services Agreement dated June 1, 2005 between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.)(3)
(13)(k)
Amendment No. 4 to the Transfer Agency and Services Agreement dated June 1, 2015 between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.), with respect to RMB Small Cap Fund, RMB SMID Cap Fund and RMB Dividend Growth Fund(5)

(13)(l)	Expense Limitation Agreement dated March 17, 2019 between RMB Capital Management, LLC and the Registrant(5)
(14)(a)	Consent of Independent Registered Public Accounting Firm Ernst & Young LLP - not applicable.
(14)(b)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP - not applicable.
(15)	Not Applicable.
(16)	Limited Powers-of-Attorney on behalf of William F. Connell, Margaret M. Eisen, Peter Borish and Robert Sabelhaus(4)
(17)	Limited Power-of-Attorney on behalf of James M. Snyder - filed herewith.
(18)	Proxy Cards(4)

Footnote	Description
(1)	Incorporated by reference to post-effective amendment no. 79 to the Trust’s Registration Statement on Form N‑1A (Accession No. 0001003715-06-000170) (filed on April 28, 2006).
(2)	Incorporated by reference to post-effective amendment no. 108 to the Trust’s Registration Statement on Form N‑1A (Accession No. 0001144204-17-012548) (filed on March 2, 2017).
(3)	Incorporated by reference to post-effective amendment no. 112 to the Trust’s Registration Statement on Form N‑1A (Accession No. 0000894189-17-006668) (filed on December 19, 2017).
(4)	Incorporated by reference to the Trust’s Registration Statement on Form N-14 (Accession No. 0000894189-19-001854) (filed on March 28, 2019.)
(5)	Incorporated by reference to post-effective amendment no. 120 to the Trust’s Registration Statement on Form N‑1A (Accession No. 0000894189-19-003746) filed on June 24, 2019.)

Part C - 2

Item 17.Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Proxy/Prospectus in a post-effective amendment to this registration statement.

Part C - 3

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago in the State of Illinois on the 8th day of July 2019.

RMB Investors Trust

By: /s/ Walter H. Clark
Walter H. Clark, President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature and Name	Title	Date

/s/ Walter H. Clark	President	July 8, 2019
Walter H. Clark

/s/ Maher A. Harb	Chief Financial Officer	July 8, 2019
Maher A. Harb

Peter Borish*	Trustee	July 8, 2019
Peter Borish

William F. Connell*	Trustee	July 8, 2019
William F. Connell

Margaret M. Eisen*	Trustee	July 8, 2019
Margaret M. Eisen

Robert Sabelhaus*	Trustee	July 8, 2019
Robert Sabelhaus

James M. Snyder*	Trustee	July 8, 2019
James M. Snyder

*By: /s/Walter H. Clark
Walter H. Clark, Attorney-in-fact pursuant to powers of attorney previously filed on March 25, 2019 and herewith.

Part C - 4

INDEX TO EXHIBITS

Exhibit Number	Description
(12)	Opinion of Counsel (tax matters)
(17)	Power of Attorney

Part C - 5